Research and development expenses (Tables)	9 Months Ended
Sep. 30, 2022
Research and development expenses
Schedule of research and development expense

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Labor	$5,938,321	$4,035,735	$14,701,655	$9,740,490
Materials	461,120	1,254,717	1,523,919	1,906,467
Share-based compensation expense	142,589	144,842	601,821	671,981
	$6,542,030	$5,435,294	$16,827,395	$12,318,938